REDEEMABLE CONVERTIBLE PREFERRED SHARES - Activities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 368,409
Beginning balance (in shares)		68,228,526
Issuance of preferred shares			$ 343,849
Issuance of preferred shares (in shares)			62,895,699
Re-designation of ordinary share into preferred shares			$ 23,650
Re-designation of ordinary share into preferred shares (in shares)			5,332,827
Accretion of redeemable convertible preferred shares		$ 15,121	$ 910
Ending balance	$ 368,409	$ 383,530	$ 368,409
Ending balance (in shares)	68,228,526	68,228,526	68,228,526
Series Pre-A Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 177,284
Beginning balance (in shares)		40,885,006
Issuance of preferred shares			$ 153,126
Issuance of preferred shares (in shares)			35,552,179
Re-designation of ordinary share into preferred shares			$ 23,650
Re-designation of ordinary share into preferred shares (in shares)			5,332,827
Accretion of redeemable convertible preferred shares		$ 7,225	$ 508
Ending balance	$ 177,284	$ 184,509	$ 177,284
Ending balance (in shares)	40,885,006	40,885,006	40,885,006
Series A Preferred Shares Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 191,125
Beginning balance (in shares)		27,343,520
Issuance of preferred shares			$ 190,723
Issuance of preferred shares (in shares)	27,343,520		27,343,520
Accretion of redeemable convertible preferred shares		$ 7,896	$ 402
Ending balance	$ 191,125	$ 199,021	$ 191,125
Ending balance (in shares)	27,343,520	27,343,520	27,343,520